Income taxes (Details 2) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Tax Explanatory [Abstract]
Deferred tax assets	$ 543,285	$ 925,418
Less: Deferred tax liabilities	1,345,227	5,416,690
Deferred tax liabilities (net)	$ 801,942	$ 4,491,272